Income Taxes - Summary of Tax Rate Reconciliation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Total tax benefit	$ 2,827	$ 1,261	$ (1,240)
Carve-Out [Member]
Income Tax Rate Reconciliation [Line Items]
Total tax benefit	$ 57